Security deposits and Long Term Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]

Note 6 – Security deposits and Long Term Commitments

During October 2020, the Company moved into its own building that was purchased in December 2019 and abandoned the Wilmot Avenue rental space. It now occupies 4,800 square feet of office and warehouse space and one-half acre of land. There are no security deposits.

Note 6 – Security deposits and Long Term Commitments

During October 2020, the Company moved into its own building that was purchased in December 2019 and abandoned the Wilmot Avenue rental space. It now occupies 4,800 square foot of office and warehouse space and one-half acre of land. There are no security deposits.